Loans and advances to customers - Impaired assets (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	€ 191,124	€ 199,351
Financial assets at end of period	184,596	191,124	€ 199,351
Financial assets at amortised cost, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Written-off assets	46,209
Loans and receivables, category | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Written-off assets | $				$ 47,751	$ 43,508
Loans and advances - Customers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	882,921	848,915
Financial assets at end of period		882,921	848,915
Loans and advances - Customers | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Additions	10,755	10,821	8,409
Written-off assets	(12,593)	(12,673)	(13,522)
Changes in the scope of consolidation	0	177	9,618
Exchange differences and other	163	(387)	(798)
Gross carrying amount | Loans and advances - Customers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	906,228	872,849
Financial assets at end of period	964,460	906,228	872,849
Gross carrying amount | Loans and advances - Customers | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	34,218	36,280	32,573
Financial assets at end of period	€ 32,543	€ 34,218	€ 36,280